SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENTED INFORMATION
SEGMENTED INFORMATION

23.SEGMENTED INFORMATION

The Company identifies its operating segments as those operations whose operating results are reviewed by the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, for the purpose of allocating resources and assessing performance. Each of the Company’s operating mines and significant projects are considered to be separate operating segments. Reportable operating segments represent more than 10.0% of the combined revenue from mining operations, income or loss or total assets of all operating segments. Certain operating segments that do not meet the quantitative thresholds are still disclosed where the Company believes that the information is useful. The CODM also reviews segment income (defined as revenues from mining operations less production costs, exploration and corporate development expenses and impairment losses and reversals) on a mine-by-mine basis. Revenues from mining operations and production costs for the reportable segments are reported net of intercompany transactions. Corporate and other assets and specific income and expense items are not allocated to reportable segments.

The Company has adjusted its operating segments as a result of the Yamana Transaction on March 31, 2023 (Note 5). The Company has reclassified exploration expenses from the Canadian Malartic Complex segment to the Exploration segment and comparative information has been restated to reflect this change.

	Year Ended December 31, 2023
	Revenues from		Exploration and		Segment
	Mining	Production	Corporate	Impairment	Income
	Operations	Costs	Development	Loss	(Loss)
LaRonde mine	$483,065	$(218,020)	$—	$—	$265,045
LaRonde Zone 5 mine	130,711	(81,624)	—	—	49,087
Canadian Malartic complex	1,124,480	(465,814)	—	—	658,666
Goldex mine	272,801	(112,022)	—	—	160,779
Meliadine mine	697,431	(343,650)	—	—	353,781
Meadowbank complex	858,209	(524,008)	—	—	334,201
Kittila mine	448,719	(205,857)	—	—	242,862
Detour Lake mine	1,262,839	(453,498)	—	—	809,341
Macassa mine	431,827	(155,046)	—	(675,000)	(398,219)
Fosterville mine	552,468	(131,298)	—	—	421,170
Pinos Altos mine	212,876	(145,936)	—	(112,000)	(45,060)
La India mine	151,483	(96,490)	—	—	54,993
Exploration	—	—	(215,781)	—	(215,781)
Segment totals	$6,626,909	$(2,933,263)	$(215,781)	$(787,000)	$2,690,865
Total segments income					$2,690,865
Corporate and other:
Amortization of property, plant and mine development					(1,491,771)
General and administrative					(208,451)
Finance costs					(130,087)
Gain on derivative financial instruments					68,432
Foreign currency translation gain					328
Care and maintenance					(47,392)
Revaluation gain					1,543,414
Other expenses					(66,269)
Income before income and mining taxes					$2,359,069

23.SEGMENTED INFORMATION (Continued)

	Year Ended December 31, 2022
	Revenues from		Exploration and		Segment
	Mining	Production	Corporate	Impairment	Income
	Operations	Costs	Development	Loss	(Loss)
LaRonde mine	$553,931	$(213,393)	$—	$—	$340,538
LaRonde Zone 5 mine	129,569	(72,096)	—	—	57,473
Canadian Malartic complex	575,938	(235,735)	—	—	340,203
Goldex mine	250,512	(103,830)	—	—	146,682
Meliadine mine	677,713	(318,141)	—	—	359,572
Meadowbank complex	645,021	(442,681)	—	—	202,340
Kittila Mine	407,669	(210,661)	—	—	197,008
Detour Lake mine	1,188,741	(489,703)	—	—	699,038
Macassa mine	327,028	(129,774)	—	—	197,254
Fosterville mine	645,371	(204,649)	—	—	440,722
Pinos Altos mine	199,830	(144,489)	—	—	55,341
Creston Mascota mine	4,476	(1,943)	—	—	2,533
La India mine	135,219	(76,226)	—	(55,000)	3,993
Exploration	144	—	(271,117)	—	(270,973)
Segment totals	$5,741,162	$(2,643,321)	$(271,117)	$(55,000)	$2,771,724
Total segments income					$2,771,724
Corporate and other:
Amortization of property, plant and mine development					(1,094,691)
General and administrative					(220,861)
Finance costs					(82,935)
Loss on derivative financial instruments					(90,692)
Foreign currency translation gain					16,081
Care and maintenance					(41,895)
Other expenses					(141,308)
Income before income and mining taxes					$1,115,423

The following table sets out revenues from mining operations by geographic area(i):

	Year Ended December 31,
	2023	2022
Canada	$5,261,363	$4,348,597
Australia	552,468	645,371
Mexico	364,359	339,525
Finland	448,719	407,669
Total revenues from mining operations	$6,626,909	$5,741,162

Note:

(i) Based on the location of the mine from which the product originated.

23.SEGMENTED INFORMATION (Continued)

The following table sets out total assets by segment:

	Total Assets as at
	December 31,	December 31,
	2023	2022
LaRonde mine	$1,031,331	$987,821
LaRonde Zone 5 mine	133,531	115,404
Canadian Malartic complex	6,898,179	1,582,406
Goldex mine	401,573	339,390
Meliadine mine	2,356,234	2,323,873
Meadowbank complex	1,346,911	1,387,335
Kittila mine	1,685,400	1,647,353
Detour Lake mine	9,353,435	9,120,416
Macassa mine	1,638,864	2,266,891
Fosterville mine	976,221	1,224,645
Pinos Altos mine	406,834	463,823
Creston Mascota mine	3,819	4,864
La India mine	113,736	150,967
Exploration	1,253,334	821,718
Corporate and other	1,085,547	1,057,902
Total assets	$28,684,949	$23,494,808

The following table sets out non-current assets by geographic area:

	As at December 31,	As at December 31,
	2023	2022
Canada	$23,049,670	$18,068,878
Australia	1,174,789	1,148,932
Mexico	774,154	600,954
Finland	1,471,378	1,469,917
Sweden	14,970	14,970
United States	8,836	11,098
Total non-current assets	$26,493,797	$21,314,749

23.SEGMENTED INFORMATION (Continued)

The following table sets out the carrying amount of goodwill by segment for the years ended December 31, 2023 and December 31, 2022:

			Canadian
			Malartic
	Detour	Macassa	Complex	Exploration	Total
Cost:
Balance at December 31, 2022	$1,215,444	$420,887	$597,792	$60,000	$2,294,123
Derecognition of previously held interest in joint operation	—	—	(597,792)	—	(597,792)
Acquisition (Note 5)	—	—	2,882,228	—	2,882,228
Balance at December 31, 2023	$1,215,444	$420,887	$2,882,228	$60,000	$4,578,559

Accumulated impairment:
Balance at December 31, 2022	$—	$—	$(250,000)	$—	$(250,000)
Derecognition of previously held interest in joint operation	—	—	250,000	—	250,000
Impairment of goodwill (Note 24)	—	(420,887)	—	—	(420,887)
Balance at December 31, 2023	$—	$(420,887)	$—	$—	$(420,887)

Carrying amount at December 31, 2022	$1,215,444	$420,887	$347,792	$60,000	$2,044,123
Carrying amount at December 31, 2023	$1,215,444	$—	$2,882,228	$60,000	$4,157,672

The following table sets out capital expenditures by segment:

	Year Ended December 31,
	2023	2022
LaRonde mine	$122,917	$152,584
LaRonde Zone 5 mine	38,930	22,893
Canadian Malartic complex	263,151	195,413
Goldex mine	87,001	61,401
Meliadine mine	191,011	155,100
Meadowbank complex	128,063	141,451
Kittila mine	82,301	106,369
Detour Lake mine	422,668	394,132
Macassa mine	146,259	122,473
Fosterville mine	87,439	94,712
Pinos Altos mine	36,498	53,270
La India mine	266	16,391
Exploration	27,316	14,332
Corporate and other	20,309	7,716
Total capital expenditures	$1,654,129	$1,538,237